Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000088321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		7.77%	5.63%	5.29%
C000146445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		8.02%	5.78%	5.42%
C000088318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		2.44%	4.35%	4.52%
C000100148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		3.72%	6.23%	4.37%
C000151936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		7.33%	7.23%	5.05%
C000100151 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		7.20%	7.15%	4.96%
Without Sales Load [Member] | C000088319 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		6.71%	4.58%	4.40%
Without Sales Load [Member] | C000088318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		7.55%	5.37%	5.03%
Without Sales Load [Member] | C000100148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		6.93%	6.88%	4.69%
Without Sales Load [Member] | C000100149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		6.18%	6.10%	4.06%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.14%	(0.68%)	1.80%
Lipper High Yield Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Classification Average
Average Annual Return, Percent		7.42%	4.72%	4.92%
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Average Annual Return, Percent		8.15%	5.15%	5.71%
S And P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Average Annual Return, Percent	[1]	7.36%	6.93%	5.33%
Lipper Loan Participation Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Loan Participation Funds Classification Average
Average Annual Return, Percent		6.31%	5.87%	4.31%

[1]	On December 4, 2024, the Credit Suisse Leveraged Loan Index was renamed the S&P UBS Leveraged Loan Index.